Exhibit 99.1

NISSAN AUTO LEASE TRUST 2019-A

Servicer’s Report

Collection Period Start	1-Jan-21	Distribution Date	16-Feb-21
Collection Period End	31-Jan-21	30/360 Days	30
Beg. of Interest Period	15-Jan-21	Actual/360 Days	32
End of Interest Period	16-Feb-21

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,506,027,540.24	636,285,438.53	584,261,897.75	0.3879490
Total Securities		1,506,027,540.24	636,285,438.53	584,261,897.75	0.3879490
Class A-1 Notes	2.598810%	175,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	2.710000%	530,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.000000%	0.00	0.00	0.00	0.0000000
Class A-3 Notes	2.760000%	437,000,000.00	272,257,898.29	220,234,357.51	0.5039688
Class A-4 Notes	2.780000%	108,000,000.00	108,000,000.00	108,000,000.00	1.0000000
Certificates	0.000000%	256,027,540.24	256,027,540.24	256,027,540.24	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	52,023,540.78	626,193.17	119.0470041	1.4329363
Class A-4 Notes	0.00	250,200.00	0.0000000	2.3166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	52,023,540.78	876,393.17

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					9,153,960.06
Monthly Interest					4,644,305.12

Total Monthly Payments					13,798,265.18
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					528,314.32
Aggregate Sales Proceeds Advance					15,376,913.09

Total Advances					15,905,227.41
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					48,584,885.60
Excess Wear and Tear and Excess Mileage					295,192.84
Remaining Payoffs					0.00
Net Insurance Proceeds					412,370.05
Residual Value Surplus					4,925,014.26

Total Collections					83,920,955.34

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		15,406,982.31			930
Involuntary Repossession		103,172.00			9
Voluntary Repossession		112,266.00			7
Full Termination		17,784,560.00			1,150
Bankruptcty		—			—
Insurance Payoff			406,521.17		23
Customer Payoff				428,790.95	26
Grounding Dealer Payoff				14,321,319.45	820
Dealer Purchase				3,943,537.59	194

Total		33,406,980.31	406,521.17	18,693,647.99	3,159

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	39,519	806,625,279.14	7.00000%	636,285,438.53
Total Depreciation Received		(12,649,357.53)		(10,561,468.25)
Principal Amount of Gross Losses	(38)	(690,594.85)		(545,261.77)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(739)	(13,901,865.15)		(10,893,673.93)
Scheduled Terminations	(2,150)	(37,872,484.33)		(30,023,136.83)

Pool Balance - End of Period	36,592	741,510,977.28		584,261,897.75
Remaining Pool Balance
Lease Payment				92,792,401.25
Residual Value				491,469,496.50

Total				584,261,897.75

NISSAN AUTO LEASE TRUST 2019-A

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	83,920,955.34
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	83,920,955.34
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	603,722.66
3. Reimbursement of Sales Proceeds Advance	17,807,380.23
4. Servicing Fee:
Servicing Fee Due	530,237.87
Servicing Fee Paid	530,237.87
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	18,941,340.76
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	626,193.17
Class A-3 Notes Monthly Interest Paid	626,193.17
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	250,200.00
Class A-4 Notes Monthly Interest Paid	250,200.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	876,393.17
Total Note and Certificate Monthly Interest Paid	876,393.17
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	64,103,221.41
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	52,023,540.78
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	52,023,540.78
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	12,079,680.63

NISSAN AUTO LEASE TRUST 2019-A

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			7,530,137.70
Required Reserve Account Amount			7,530,137.70
Beginning Reserve Account Balance			7,530,137.70
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			7,530,137.70
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			12,079,680.63
Gross Reserve Account Balance			19,609,818.33
Remaining Available Collections Released to Seller			12,079,680.63
Total Ending Reserve Account Balance			7,530,137.70

V. POOL STATISTICS

Weighted Average Remaining Maturity			6.89
Monthly Prepayment Speed			38%
Lifetime Prepayment Speed			63%

		$	units
Recoveries of Defaulted and Casualty Receivables		837,693.29
Securitization Value of Defaulted Receivables and Casualty Receivables		545,261.77	38
Aggregate Defaulted and Casualty Gain (Loss)		292,431.52
Pool Balance at Beginning of Collection Period		636,285,438.53
Net Loss Ratio
Current Collection Period		0.0460%
Preceding Collection Period		0.0629%
Second Preceding Collection Period		-0.0085%
Third Preceding Collection Period		0.0462%
Cumulative Net Losses for all Periods		0.0224%	337,434.90

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.57%	3,644,345.10	249
61-90 Days Delinquent	0.21%	1,305,816.04	83
91-120 Days Delinquent	0.07%	464,410.47	31
More than 120 Days	0.01%	57,027.24	4

Total Delinquent Receivables:	0.85%	5,471,598.85	367

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.29%	0.30%
Preceding Collection Period		0.23%	0.25%
Second Preceding Collection Period		0.20%	0.20%
Third Preceding Collection Period		0.22%	0.24%
60 Day Delinquent Receivables		1,918,283.54
Delinquency Percentage		0.30%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		33,191,542.31	2,080
Securitization Value		28,545,010.25	2,080

Aggregate Residual Value Surplus (Loss)		4,646,532.06

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		334,113,894.74	20,591
Cumulative Securitization Value		292,113,348.87	20,591

Cumulative Residual Value Surplus (Loss)		42,000,545.87

Book Amount of Extensions		1,242,337.93
Number of Extensions		60

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			26,193,221.04
Reimbursement of Outstanding Advance			17,807,380.23
Additional Advances for current period			15,376,913.09

Ending Balance of Residual Advance			23,762,753.90

Beginning Balance of Payment Advance			1,405,761.19
Reimbursement of Outstanding Payment Advance			603,722.66
Additional Payment Advances for current period			528,314.32

Ending Balance of Payment Advance			1,330,352.85

NISSAN AUTO LEASE TRUST 2019-A

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

4. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

5. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO